Regulatory Matters	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Matters

NOTE 19 - REGULATORY MATTERS

The Company and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s and bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk, weighting, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company and bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to adjusted total assets (as defined).

As of December 31, 2014, the most recent notifications from the Office of the Comptroller of the Currency categorized the bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the capital category. The capital ratios of the Company and its subsidiary bank, along with the regulatory framework for adequately capitalized and well capitalized institutions are depicted as set forth in the following table:

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total Capital (to Risk Weighted Assets)	$32,857	21.37%	$12,300	8.0%	$15,375	10.0%
Tier I Capital (to Risk Weighted Assets)	31,044	20.19%	6,150	4.0%	9,225	6.0%
Tier I Capital (to Adjusted Total Assets)	31,044	9.34%	13,291	4.0%	16,614	5.0%
As of December 31, 2013
Total Capital (to Risk Weighted Assets)	$33,748	21.43%	$12,600	8.0%	$15,750	10.0%
Tier I Capital (to Risk Weighted Assets)	31,883	20.24%	6,300	4.0%	9,450	6.0%
Tier I Capital (to Adjusted Total Assets)	31,883	9.32%	13,686	4.0%	17,108	5.0%
Progressive Bank, N.A.
As of December 31, 2014
Total Capital (to Risk Weighted Assets)	$32,700	21.29%	$12,290	8.0%	$15,362	10.0%
Tier I Capital (to Risk Weighted Assets)	30,887	20.11%	6,145	4.0%	9,217	6.0%
Tier I Capital (to Adjusted Total Assets)	30,887	9.30%	13,280	4.0%	16,600	5.0%
As of December 31, 2013
Total Capital (to Risk Weighted Assets)	$33,577	21.35%	$12,580	8.0%	$15,725	10.0%
Tier I Capital (to Risk Weighted Assets)	31,712	20.17%	6,290	4.0%	9,435	6.0%
Tier I Capital (to Adjusted Total Assets)	31,712	9.28%	13,676	4.0%	17,095	5.0%